Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 900,000,000	$ 1,162,000,000
Receivables	311,000,000	350,000,000
Income taxes receivable	93,000,000	145,000,000
Inventories	851,000,000	1,032,000,000
Prepaid expenses	40,000,000	60,000,000
Assets held for sale	182,000,000	0
Current assets	2,377,000,000	2,749,000,000
Property, plant and equipment	3,835,000,000	3,982,000,000
Timber licences	376,000,000	351,000,000
Goodwill and other intangible assets	2,307,000,000	2,358,000,000
Export duty deposits	377,000,000	354,000,000
Other assets	137,000,000	175,000,000
Deferred income tax assets	6,000,000	4,000,000
Assets	9,415,000,000	9,973,000,000
Current liabilities
Payables and accrued liabilities	620,000,000	722,000,000
Current portion of long-term debt	300,000,000	0
Current portion of reforestation and decommissioning obligations	60,000,000	58,000,000
Income taxes payable	7,000,000	12,000,000
Liabilities associated with assets held for sale	63,000,000	0
Current liabilities	1,050,000,000	792,000,000
Long-term debt	199,000,000	499,000,000
Other liabilities	260,000,000	268,000,000
Deferred income tax liabilities	683,000,000	795,000,000
Liabilities	2,193,000,000	2,354,000,000
Shareholders’ Equity
Share capital	2,607,000,000	2,667,000,000
Retained earnings	4,913,000,000	5,284,000,000
Accumulated other comprehensive loss	(297,000,000)	(332,000,000)
Shareholders’ equity	7,223,000,000	7,619,000,000
Liabilities and shareholders' equity	$ 9,415,000,000	$ 9,973,000,000